PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

Description	June 30, 2026	September 30, 2025
Tools, machinery, and equipment	$1,811	$1,811
Less – accumulated depreciation	(626)	(354)
Total property and equipment, net	$1,185	$1,457

Total depreciation expense was $91 and $272 for three and nine months ended June 30, 2026, respectively, and $90 and $240 for the three and nine months ended June 30, 2025, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

Description	September 30, 2025	September 30, 2024
Tools, machinery, and equipment	$1,811	$1,352
Less – accumulated depreciation	(354)	(23)
Total property and equipment, net	$1,457	$1,329

Total depreciation expense was $331 and $23 for the fiscal year ended September 30, 2025 and the period May 3, 2024 (date of formation) to September 30, 2024.